CONVERTIBLE DEBENTURES (Details)		1 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($) $ / shares shares	Nov. 30, 2013 USD ($) $ / shares shares	Jan. 31, 2013 USD ($) $ / shares	Oct. 31, 2015 USD ($) $ / shares shares	Oct. 31, 2014 USD ($) shares	Oct. 31, 2013 USD ($) shares	Jan. 25, 2015 $ / shares	Dec. 31, 2014 USD ($)
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt					$ 3,500,000
Debt Instrument Prepayment Threshold Trading Days Ending Prior To Prepayment Notice				15
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares				16,000
Convertible Debt				$ 1,414,064
Legal Fees				3,604,000
Debt Issuance Cost				$ 19,156	$ 83,760
Derivative, Gain (Loss) on Derivative, Net					(592,945)
Amortization of Debt Discount (Premium)					634,267
Gains (Losses) on Extinguishment of Debt					(2,699,022)
Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt			$ 1,765,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares							$ 3.75
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share) | $ / shares			$ 3.75	$ 7.50
Debt Instrument, Convertible, Threshold Trading Days			10
Debt Instrument Prepayment Notice Period			30 days
Debt Instrument Prepayment Threshold Trading Days				20
Debt Instrument Prepayment Threshold Trading Days Ending Prior To Prepayment Notice				30
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares				11,041
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in Shares) | shares				1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 7.50
Convertible Debt, Fair Value Disclosures				$ 1,490,000
Plus: fair value of derivative liability				1,180,000				$ 1,671,000
Warrants Not Settleable in Cash, Fair Value Disclosure				370,000
Relative fair value of Convertible Debenture Warrant				214,819
Convertible Debt Instrument Including Embedded Derivative Relative Fair Value				1,550,181
Debt Instrument, Unamortized Discount				(1,394,819)
Convertible Debt				370,181
Debt Instrument, Face Amount				1,765,000	200,000	$ 325,000
Derivative Liability and Warrant				$ 1,394,819
Fair Value Inputs, Discount Rate				18.60%
Cash Fee Compensation Placement Agent				$ 41,400
Legal Fees				25,000
Debt Issuance Cost				83,760
Derivative Liability, Current					0	540,000
Derivative, Gain (Loss) on Derivative, Net					1,131,000	475,000
Amortization of Debt Discount (Premium)				0	233,000
Debt Instrument, Increase, Accrued Interest					$ 9,000	$ 5,878
Debt Instrument Convertible Number Of Equity Instruments For Principal (in Shares) (in Shares) | shares					330,683	86,671
Debt Instrument Convertible Number Of Equity Instruments For Interest (in Shares) (in Shares) | shares					1,185	805
Gains (Losses) on Extinguishment of Debt					$ 482,915
Convertible Debenture Due January 2015 [Member] | Placement Agent Warrant [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Relative fair value of Convertible Debenture Warrant				17,360
Convertible Debenture Due January 2015 [Member] | Management [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt			$ 250,000
Convertible Debenture Due January 2015 [Member] | Convertible Debentures Embedded Conversion Feature [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Plus: fair value of derivative liability				1,180,000
Warrants Not Settleable in Cash, Fair Value Disclosure				370,000
Relative fair value of Convertible Debenture Warrant				$ 214,819
Debt Instrument, Face Amount					1,240,000
Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt		$ 3,500,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%		6.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 7.75	$ 9.46
Debt Instrument Prepayment Notice Period		30 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares	369,979	369,979
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in Shares) | shares		1
Convertible Debt, Fair Value Disclosures						$ 4,280,000
Plus: fair value of derivative liability						1,570,000
Warrants Not Settleable in Cash, Fair Value Disclosure						740,000
Relative fair value of Convertible Debenture Warrant						515,936
Convertible Debt Instrument Including Embedded Derivative Relative Fair Value						2,984,064
Debt Instrument, Unamortized Discount				$ (2,085,936)
Convertible Debt	$ 3,500,000			$ 1,414,064
Fair Value Inputs, Discount Rate				16.00%
Derivative Liability, Current					1,032,000
Derivative, Gain (Loss) on Derivative, Net					538,000
Amortization of Debt Discount (Premium)				$ 0	401,000
Debt Instrument, Increase, Accrued Interest	$ 173,000
Debt Conversion Converted Instrument Additional Shares Issued (in Shares) (in Shares) | shares		3.55
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares	739,958
Conversion of Stock, Shares Converted (in Shares) | shares	639,158
Conversion of Stock, Shares Issued (in Shares) | shares	3,500
Retirement and Cancellation Of Shares (in Shares) (in Shares) | shares	639,158
(Loss) on conversion/exchange	$ 2,216,000
Equity Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 4.73
Derivative, Fair Value, Net					$ 0
Convertible Debenture Due November 2016 [Member] | Convertible Debentures Embedded Conversion Feature [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares		$ 4.73
Debt Instrument, Unamortized Discount				(2,085,936)
Convertible Debenture Without Conversion Features [Member] | Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Convertible Debt, Fair Value Disclosures				$ 2,670,000
Convertible Debenture Without Conversion Features [Member] | Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Convertible Debt, Fair Value Disclosures						2,710,000
Plus: fair value of derivative liability						1,570,000
Relative fair value of Convertible Debenture Warrant						$ 740,000
Convertible Debenture Warrant [Member] | Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares				235,310
Relative fair value of Convertible Debenture Warrant				$ 214,819